DERIVATIVE LIABILITY (Tables)	12 Months Ended
Jan. 31, 2024
Earn out shares [Member]
Derivative [Line Items]
Schedule of continuity of derivative liabilities [Table Text Block]
Earn out shares
$
Balance, January 31, 2022	1,006,368
Gain on change in fair value of derivative liability	(742,483)
Effect of foreign exchange	(24,185)
Balance, January 31, 2023	239,700
Loss on change in fair value of derivative liability	451,372
Settlement	(575,136)
Effect of foreign exchange	(7,703)
Balance, January 31, 2024	108,233